RECEIVABLES, NET - NON CURRENT AND CURRENT (Current receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables, net [Abstract]
Value added tax	$ 149,021	$ 13,027
Tax credits	77,887	32,430
Employee advances and loans	6,429	6,645
Advances to suppliers	44,239	3,223
Advances to suppliers with related parties (Note 26)	3	0
Expenses paid in advance	13,244	9,148
Government tax refunds on exports	32,522	2,599
Receivables with related parties (Note 26)	29,190	709
Others	9,638	12,039
Receivables, net – Current	$ 362,173	$ 79,820